Contingent Liabilities, Commitments, and Other Financial Obligations - Summary of Detailed Information About Other Financial Obligations (Detail) € in Thousands	Dec. 31, 2023 EUR (€)
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	€ 2,559
Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,091
Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,342
Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	126
Software And Licenses [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	1,349
Software And Licenses [member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	717
Software And Licenses [member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	631
Software And Licenses [member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	0
Incidental Rental Costs [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	517
Incidental Rental Costs [member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	123
Incidental Rental Costs [member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	367
Incidental Rental Costs [member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	27
Other [Member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	694
Other [Member] | Not later than one year [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	251
Other [Member] | Later than one year and not later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	344
Other [Member] | Later than five years [member]
Disclosure Of Contingent Liabilities And Commitments And Other Financial Obligations [Line Items]
Other financial obligations	€ 99